Warrant liabilities	12 Months Ended
Dec. 31, 2023
Warrant liabilities [Abstract]
WARRANT LIABILITIES

15. Warrant liabilities

On November 2, 2023, NFT Ltd issued 699,838 units of warrants to PIPE investors/shareholders. The warrants entitle the holder to purchase one share of our common stock at an exercise price equal to $0.207 per share at any time on or after November 2, 2023, and on or prior to the close of business on November 2, 2028.

The Company determined that these warrants are free standing financial instruments that are legally detachable and separately exercisable from the common stock included in the public share offering. Management also determined that the warrants are puttable for cash upon a fundamental transaction at the option of the holder and as such required classification as a liability pursuant to ASC 480 “Distinguishing Liabilities from Equity”. The Company had no plans to consummate a fundamental transaction and did not believe a fundamental transaction was likely to occur during the remaining term of the outstanding warrants. In accordance with the accounting guidance, the outstanding warrants were recognized as a warrant liability on the balance sheet and are measured at their inception date fair value and subsequently re-measured at each reporting period with changes being recorded as a component of other income in the consolidated statement of income.

The fair value of the warrant liabilities presented below were measured using either a BSM valuation model. Significant inputs into the respective model at the inception and reporting period measurement dates are summarized as follows:

		Period Ended	Expiration Date
Valuation Assumption	Issuance Date	Dec 31, 2023	Nov 2, 2028

Exercise Price	0.207	0.207	0.207
Warrant Expiration date	Nov 2, 2028	Nov 2, 2028	Nov 2, 2028
Stock Price	0.13	0.19	-
Interest Rate (Annual)	4.65%	3.39%	-
Volatility (Annual)	100.54%	106.6%	-
Time to Maturity (Years)	5	4.84	Expired
Calculated Value per Share	0.09	0.1421	-

Notes

1.	Exercise price Based on the terms provided in the warrant agreement to purchase common stock of NFT Ltd. dated November 2, 2023.

2.	Warrant expiration date Based on the terms provided in the warrant agreement to purchase common stock of NFT Ltd. dated November 2, 2023.

3.	Stock price Closed price quoted from NASDAQ https://www.nasdaq.com/market-activity/stocks/sos/historical

4.	Interest rate per annual Interest rate for U.S. Treasury Bonds, as of each presented period ending date, as published by the U.S. Federal Reserve: https://www.treasury.gov/resource-center/data-chart-center/interest-rates/pages/TextView.aspx?data=yieldYear&year=2020

5.	Volatility Based on the historical daily volatility of NFT Ltd as of each presented period ending date.

(1)	Exercise of warrants for gross proceeds of NIL and a warrant liability fair market value of NIL as of the exercise date.

(2)	Expiration of Warrants on November 2, 2028.

(3)	The warrant liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about of future activities and the Company’s stock prices and historical volatility as inputs. During the two months ending December 31, 2023, none of the warrants have been exercised.

Warrant liabilities Fair value at initial measurement	Warrant outstanding	Fair value per share	Fair value

November 2, 2023	34,991,886	0.09	$3,235,357
Loss on change of fair value of warrant liabilities	-	-	1,736,512
Fair value as of period ended Dec 31, 2023	34,991,886	0.1421	4,971,869

On March 18, 2024, the Company held its 2024 general meeting of shareholders and approved the reverse share split of all of the Company’s ordinary shares at an exchange ratio of one-for-fifty (1:50), such that every 50 Class A ordinary shares of a par value of US$0.0001 per share in the authorized share capital of the Company (including issued and unissued share capital) be consolidated into 1 Class A ordinary share of a par value of US$0.005 per share; and that every 50 Class B ordinary shares of a par value of US$0.0001 per share in the authorized share capital of the Company (including issued and unissued share capital) be consolidated into 1 Class B ordinary share of a par value of US$0.005 per share. Based on the reverse share split, the warrant outstanding was consolidated from 34,991,886 into 699,838.